Unlimited HFND Multi-Strategy Return Tracker ETF
Consolidated Schedule of Investments
May 31, 2026 (Unaudited)

EXCHANGE TRADED FUNDS - 54.3%	Shares	Value
Consumer Discretionary Select Sector SPDR Fund	2,881	$348,226
Energy Select Sector SPDR Fund	6,390	359,693
Financial Select Sector SPDR Fund	21,884	1,128,777
Industrial Select Sector SPDR Fund	5,635	975,588
Invesco Senior Loan ETF	20,173	412,941
iShares Agency Bond ETF	16,750	1,831,277
iShares Convertible Bond ETF	9,721	1,173,130
iShares iBoxx USD Investment Grade Corporate Bond ETF	5,527	604,433
iShares J.P. Morgan EM High Yield Bond ETF	26,926	1,094,273
iShares MSCI Brazil ETF	517	18,565
iShares MSCI China ETF	8,776	483,558
iShares MSCI Mexico ETF	271	21,254
iShares MSCI South Africa ETF	614	42,618
iShares MSCI South Korea ETF	255	52,487
iShares Preferred and Income Securities ETF	304	9,594
Materials Select Sector SPDR Fund	23,371	1,195,427
SPDR S&P Biotech ETF	4,206	574,918
SPDR S&P Retail ETF	6,126	514,523
Technology Select Sector SPDR Fund	1,615	308,497
Utilities Select Sector SPDR Fund	9,333	414,572
Vanguard Emerging Markets Government Bond ETF	6,651	447,280
Vanguard Growth ETF	21,506	1,926,938
Vanguard Mid-Cap ETF	13,973	1,103,308
Vanguard US Momentum Factor ETF	3,906	909,707
Vanguard Value ETF	9,588	2,031,218
		17,982,802

TOTAL EXCHANGE TRADED FUNDS (Cost $16,929,704)		17,982,802

SHORT-TERM INVESTMENTS - 38.7%
Money Market Funds - 38.7%	Shares	Value
First American Government Obligations Fund - Class X, 3.55%(a)(b)(c)	12,848,295	12,848,295

TOTAL SHORT-TERM INVESTMENTS (Cost $12,848,295)		12,848,295

TOTAL INVESTMENTS - 93.0% (Cost $29,777,999)		$30,831,097
Other Assets in Excess of Liabilities - 7.0%		2,338,375
TOTAL NET ASSETS - 100.0%		$33,169,472

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of May 31, 2026.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(c)	All or a portion of the investment is a holding of the Unlimited HFND Cayman Subsidiary.

Unlimited HFND Multi-Strategy Return Tracker ETF
Consolidated Schedule of Futures Contracts
May 31, 2026 (Unaudited)

The Unlimited HFND Multi-Strategy Return Tracker ETF had the following futures contracts outstanding with Phillip Capital, Inc. as of May 31, 2026:

FUTURES CONTRACTS - 1.7%
Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Australian Dollar/U.S. Dollar Cross Currency Rate	13	06/15/2026	$933,465	$11,179
Bloomberg Commodity Index(a)	160	06/17/2026	2,161,747	(25,681)
British Pound/U.S. Dollar Cross Currency Rate	3	06/15/2026	252,394	1,095
CBOE VIX	97	06/17/2026	1,706,065	(259,391)
E-Mini Russell 2000 Index	4	06/18/2026	584,860	11,405
E-Mini S&P 500 Index	4	06/18/2026	1,519,150	138,163
Euro Stoxx 50	23	06/19/2026	1,627,578	47,432
Euro/U.S. Dollar Cross Currency Rate	4	06/15/2026	583,650	6,947
iBoxx iShares USD High Yield Corporate Bond Index	54	09/01/2026	9,925,740	22,500
MSCI EAFE Index	10	06/19/2026	1,555,650	73,035
MSCI Emerging Markets Index	41	06/19/2026	3,584,425	473,923
Nikkei 225	1	06/11/2026	331,150	75,671
				576,278

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Canadian Dollar/U.S. Dollar Cross Currency Rate	(3)	06/16/2026	(217,605)	1,513
E-Mini S&P Real Estate Index	(6)	06/18/2026	(323,025)	(4,109)
Japanese Yen/U.S. Dollar Cross Currency Rate	(8)	06/15/2026	(628,700)	4,706
U.S. Treasury 5 Year Note	(76)	09/30/2026	(8,148,032)	(13,578)
U.S. Treasury Long Bond	(3)	09/21/2026	(336,656)	(1,603)
				(13,071)

Net Unrealized Appreciation (Depreciation)				$563,207

(a)	All or a portion of the investment is a holding of the Unlimited HFND Cayman Subsidiary.